Property and equipment - Schedule of Property and Equipment (Details) - USD ($)	Sep. 30, 2017	Mar. 31, 2017	Mar. 31, 2016
Property, Plant and Equipment [Abstract]
Computer equipment	$ 5,160	$ 5,160	$ 5,160
Less: accumulated depreciation	(3,622)	(3,035)	(1,429)
Property and equipment, net	$ 1,538	$ 2,125	$ 3,731